Revenues, Recombinant Protein Therapeutic Candidate -2017 Agreement with Essex Bio-Technology Limited (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Recognized revenues	SFr 111,026	SFr 7,194	SFr 20,255
Recombinant Protein Therapeutic Candidate [Member] | 2017 agreement, Essex Bio-Technology Limited [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement	60 days
Period for initial contract	5 years
Period for initial research plan	2 years
Recognized revenues	SFr 400	SFr 700	SFr 100